Major Customers and Suppliers (Details) - Schedule of Customer Revenue	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Customer Revenue [Line Items]
Concentration risk percentage	13.00%	16.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Customer Revenue [Line Items]
Concentration risk percentage	9.00%		[1]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Customer Revenue [Line Items]
Concentration risk percentage	7.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Suplier A [Member]
Schedule of Customer Revenue [Line Items]
Concentration risk percentage	37.00%	71.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Suplier B [Member]
Schedule of Customer Revenue [Line Items]
Concentration risk percentage	35.00%		[2]
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Suplier C [Member]
Schedule of Customer Revenue [Line Items]
Concentration risk percentage	11.00%	12.00%

[1]	Less than 5%
[2]	Less than 5%